POST-EMPLOYMENT BENEFITS - Summary of Future Planned Benefit Payments (Details) $ in Millions	Dec. 31, 2021 USD ($)
Disclosure of defined benefit plans [line items]
Future planned benefit payments	$ 4,700
Not later than one year
Disclosure of defined benefit plans [line items]
Future planned benefit payments	126
Later than one year and not later than two years
Disclosure of defined benefit plans [line items]
Future planned benefit payments	127
Later than two years and not later than three years
Disclosure of defined benefit plans [line items]
Future planned benefit payments	131
Later than three years and not later than four years
Disclosure of defined benefit plans [line items]
Future planned benefit payments	133
Later than four years and not later than five years
Disclosure of defined benefit plans [line items]
Future planned benefit payments	136
Thereafter
Disclosure of defined benefit plans [line items]
Future planned benefit payments	4,047
Defined benefit pension plan
Disclosure of defined benefit plans [line items]
Future planned benefit payments	4,603
Defined benefit pension plan | Not later than one year
Disclosure of defined benefit plans [line items]
Future planned benefit payments	122
Defined benefit pension plan | Later than one year and not later than two years
Disclosure of defined benefit plans [line items]
Future planned benefit payments	123
Defined benefit pension plan | Later than two years and not later than three years
Disclosure of defined benefit plans [line items]
Future planned benefit payments	128
Defined benefit pension plan | Later than three years and not later than four years
Disclosure of defined benefit plans [line items]
Future planned benefit payments	130
Defined benefit pension plan | Later than four years and not later than five years
Disclosure of defined benefit plans [line items]
Future planned benefit payments	133
Defined benefit pension plan | Thereafter
Disclosure of defined benefit plans [line items]
Future planned benefit payments	3,967
Post-employment plan
Disclosure of defined benefit plans [line items]
Future planned benefit payments	97
Post-employment plan | Not later than one year
Disclosure of defined benefit plans [line items]
Future planned benefit payments	4
Post-employment plan | Later than one year and not later than two years
Disclosure of defined benefit plans [line items]
Future planned benefit payments	4
Post-employment plan | Later than two years and not later than three years
Disclosure of defined benefit plans [line items]
Future planned benefit payments	3
Post-employment plan | Later than three years and not later than four years
Disclosure of defined benefit plans [line items]
Future planned benefit payments	3
Post-employment plan | Later than four years and not later than five years
Disclosure of defined benefit plans [line items]
Future planned benefit payments	3
Post-employment plan | Thereafter
Disclosure of defined benefit plans [line items]
Future planned benefit payments	$ 80